COVER LETTER

March 22, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (the “Trust”)

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Main Street Small Cap Fund and the MassMutual Premier Small Company Opportunities Fund dated March 1, 2011, as filed under Rule 497(e) on March 1, 2011. The purpose of this filing is to submit the 497(e) filing dated March 1, 2011 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (413) 744-7218.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company
Vice President, Clerk, and Chief Legal Officer, MassMutual Premier Funds